Trade and Other Receivables - Summary of Trade Receivables Past Due and Not Specifically Impaired (Detail) - GBP (£) £ in Millions	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of Trade and Other Receivables [line items]
Trade receivables	£ 1,732	£ 1,741	£ 1,774
Trade receivables specifically impaired net of provision	34	61	146
Current [Member]
Disclosure of Trade and Other Receivables [line items]
Trade receivables	1,229	1,251	1,184
Between 0 and 3 Months [Member]
Disclosure of Trade and Other Receivables [line items]
Trade receivables	371	293	292
Between 3 and 6 Months [Member]
Disclosure of Trade and Other Receivables [line items]
Trade receivables	42	44	17
Between 6 and 12 Months [Member]
Disclosure of Trade and Other Receivables [line items]
Trade receivables	40	25	41
Over 12 Months [Member]
Disclosure of Trade and Other Receivables [line items]
Trade receivables	£ 16	£ 67	£ 94